Capital Structure - The Maxim Group Equity Distribution Agreement (Details) - USD ($)	2 Months Ended	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Jan. 27, 2017
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of stock		$ 1,186,564	$ 0
Equity Distribution Agreement | Maxim
Subsidiary, Sale of Stock [Line Items]
Equity distribution agreement authorized amount of common stock (in shares)				$ 12,075,338
Proceeds from sale of stock	$ 412,000
Equity Distribution Agreement | Common Stock | Maxim
Subsidiary, Sale of Stock [Line Items]
Common stock issued (in shares)	501,859
Additional shares available to be issued	$ 2,900,000	$ 2,900,000